AUTHORISATION FOR ISSUE	6 Months Ended
Jun. 30, 2022
Disclosure Of Authorisation For Issue [Abstract]
AUTHORISATION FOR ISSUE
16.	AUTHORISATION FOR ISSUE
These Group consolidated condensed interim financial statements were authorised for issue by the Board of Directors on November 15, 2022.